INTANGIBLE ASSETS (Tables)	9 Months Ended
Dec. 31, 2012
Schedule of Intangible Assets and Goodwill [Table Text Block]
	December 31,	March 31,
	2012	2012
In operation:
San Emidio, Nevada:
Geothermal water and mineral rights [1]	$4,825,220	$4,825,220
Less: accumulated amortization [1]	(765,148)	(629,959)
	4,060,072	4,195,261

Inactive:
Raft River, Idaho:
Surface water rights	146,341	146,341
Geothermal water and mineral rights [2]	1,251,540	2,203,330

Granite Creek, Nevada:
Surface water rights	451,299	451,299

Neal Hot Springs, Oregon:
Geothermal water and mineral rights	625,337	225,337

Guatemala City, Guatemala:
Geothermal water and mineral rights	625,000	625,000

Gerlach, Nevada:
Geothermal water and mineral rights	997,000	997,000

San Emidio, Nevada:
Surface water rights	4,323,520	4,323,521
Geothermal water and mineral rights [1]	3,440,580	3,440,580
Less: accumulated amortization [1]	(430,073)	(430,073)
	11,430,545	11,982,335

	$15,490,618	$16,177,596

Schedule of Expected Amortization Expense [Table Text Block]
Projected
Amounts
Years ending December 31,
2013	$160,840
2014	160,840
2015	160,840
2016	160,840
2017	160,840

$804,200